Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024		Jul. 31, 2025	Jul. 31, 2024
Cash flows from operating activities
Net income		$ 2,527	$ 1,912	[1]	$ 5,552	$ 6,203	[1]
Adjustment for:
Net interest income	[2]	(5,493)	(4,862)	[1]	(15,936)	(14,329)	[1]
Depreciation and amortization		405	428		1,201	1,259
Provision for credit losses		1,041	1,052		3,601	3,021
Equity-settled share-based payment expense		2	1		13	11
Net gain on sale of investment securities		(22)	(2)		(60)	(24)
Net (gain)/loss on divestitures		(23)	136		1,374	136
Net income from investments in associated corporations		(157)	(54)		(429)	(157)
Income tax expense		829	451		2,095	1,521
Changes in operating assets and liabilities:
Trading assets		(7,000)	(1,593)		(6,066)	(15,818)
Securities purchased under resale agreements and securities borrowed		7,982	(206)		15,586	5,567
Loans		(4,615)	(7,550)		(2,982)	(13,551)
Deposits		1,418	11,038		6,605	6,754
Obligations related to securities sold short		(1,921)	(5,227)		(501)	(3,890)
Obligations related to securities sold under repurchase agreements and securities lent		3,382	4,387		(8,826)	18,035
Net derivative financial instruments		(4,925)	2,149		4,604	3,251
Other, net		6,565	637		(6,948)	(2,812)
Interest and dividends received		14,103	15,914		43,932	46,006
Interest paid		(8,855)	(10,966)		(28,440)	(31,338)
Income tax paid		(860)	(532)		(2,779)	(1,385)
Net cash from/(used in) operating activities		4,383	7,113		11,596	8,460
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(4,826)	(384)		(3,343)	30,818
Purchase of investment securities		(14,403)	(23,166)		(57,082)	(88,194)
Proceeds from sale and maturity of investment securities		19,575	18,470		60,475	57,231
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired					(2,637)
Property and equipment, net of disposals		(69)	(134)		(197)	(368)
Other, net		(109)	(242)		(308)	(719)
Net cash from/(used in) investing activities		168	(5,456)		(3,092)	(1,232)
Cash flows from financing activities
Proceeds from issue of subordinated debentures			1,000			1,000
Redemption of subordinated debentures		(250)	(1,500)		(250)	(3,250)
Proceeds from preferred shares and other equity instruments issued					1,453	1,004
Redemption of preferred shares and other equity instruments		(1,688)			(1,688)	(300)
Proceeds from common shares issued		10	483		94	1,440
Common shares purchased for cancellation		(240)			(240)
Cash dividends and distributions paid		(1,501)	(1,424)		(4,399)	(4,237)
Distributions to non-controlling interests		(16)	(17)		(63)	(73)
Payment of lease liabilities		(76)	(74)		(225)	(232)
Other, net		84	(630)		(873)	(3,406)
Net cash from/(used in) financing activities		(3,677)	(2,162)		(6,191)	(8,054)
Effect of exchange rate changes on cash and cash equivalents		38	(11)		1	(94)
Net change in cash and cash equivalents		912	(516)		2,314	(920)
Cash and cash equivalents at beginning of period	[3]	10,808	9,769		9,406	10,173
Cash and cash equivalents at end of period	[3]	$ 11,720	$ 9,253		$ 11,720	$ 9,253

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).